NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS
14.	NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic EPS is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis
from the potential conversion of convertible securities or the exercise of options and/or warrants; the dilutive impacts of potentially convertible securities are calculated using the if-converted method;
the potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted EPS calculation.
Upon the closing of the Merger Agreement with XPDI in January 2022, the Convertible Notes became convertible into common shares at the option of the holder at a conversion price equal to $8.00 per share and also began to meet the definition of a participating security. On or after the closing of the Merger, dividend payments made to equity holders of the Company are also made ratably to holders of the Convertible Notes on an as-converted
basis. As a result, the Convertible Notes meet the definition of participating securities based on their respective rights to receive dividends and they are treated as a separate class of securities in computing basic EPS using the two-class
method. Under the
two-class
method, all earnings (distributed and undistributed) are allocated to common stock and participating securities. However, undistributed losses are not allocated to the
Convertible Notes under the
two-class
method because holders of the Convertible Notes do not have a contractual obligation to share in the losses of the Company. Diluted EPS for the Convertible Notes is calculated under both the two-class
and
if-converted
methods, and the more dilutive amount is reported.
Restricted stock awards assumed from Blockcap in July 2021 and the SPAC Vesting Shares issued as part of the XPDI Merger in January 2022 also have non-forfeitable
rights to receive dividends, if declared, and meet the definition of participating securities. Because these instruments do not have a contractual obligation to share in the losses of the Company, undistributed losses are not allocated to them.
As discussed in Note 1, the shares and corresponding capital amounts and earnings per share available for common stockholders prior to the Merger with XPDI have been retroactively restated as shares reflecting the exchange ratio established in the Merger. As a result of the Merger, the Company has retrospectively adjusted the weighted average number of shares of common stock outstanding prior to January 19, 2022 by multiplying them by the exchange ratio of 1.6001528688 used to determine the number of shares of Class A common stock into which they converted.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net (loss) income	$(810,475)	$(3,414)	$(1,276,679)	$3,435
Weighted average shares outstanding - basic	324,967	158,890	316,269	158,338
Add: Dilutive share-based compensation awards	—	—	—	19,004

Weighted average shares outstanding - diluted	324,967	158,890	316,269	177,342
Net (loss) income per share - basic	$(2.49)	$(0.02)	$(4.04)	$0.02
Net (loss) income per share - diluted	$(2.49)	$(0.02)	$(4.04)	$0.02

Potentially dilutive securities includes securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive and contingently issuable shares for which all necessary conditions for issuance had not been satisfied by the end of the period. Potentially dilutive securities are as follows (in common stock equivalent shares, in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Stock options	30,588	4,368	30,588	—
Preferred stock	—	10,826	—	—
Warrants	18,311	6,808	18,311	—
Restricted stock and restricted stock units	52,064	54,832	52,064	54,832
Convertible Notes	68,126	—	68,126	—
SPAC Vesting Shares	1,725	—	1,725	—

Total potentially dilutive securities	170,814	76,834	170,814	54,832